Taxes on Income (Schedule of Composition of Income Tax Benefit (Taxes on Income)) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)
Current tax income (expense)
Current year	€ (2,201)		€ (978)	[1]	€ (119)
Adjustments for prior years, net	(2,936)		0		(4)
Total current tax income (expense)	(5,137)		(978)		(123)
Deferred tax income
Creation and reversal of temporary differences	98		3,259	[1]	248
Adjustments for prior years, net	2,936		0		0
Deferred tax income	3,034		3,259	[1]	248
Tax benefit (taxes on income)	€ (2,103)	$ (2,243)	€ 2,281	[2]	€ 125

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.
[2]	Restated following application of an amendment to IAS 16 - see Note 2C.